Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($) series	Dec. 31, 2022 USD ($) series	Dec. 31, 2022 MXN ($) series	Dec. 31, 2021 EUR (€) series	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			$ 2,211,928,624		$ 2,052,100,699
Long-term debt, net of current portion			1,757,412,281	$ 83,727,784	1,625,516,313
Financial arrangement, term	3 years
Notional Amount | €						€ 1,250
Long-term notes receivables			1,646,290	$ 68,719	1,334,126
Value added tax payables			833,473		783,999
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 7,455,715	7,126,559
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			83,401,120		89,739,938		$ 128,786,611
Long-term debt, net of current portion			84,189,749		90,577,596		$ 95,597,610
Fair value of the transferred assets			109,124,514		108,062,414
Fair value of associated financial liabilities			83,869,441		82,372,990
Fair value of transferred financial assets and associated financial liabilities, Net			25,255,073		25,689,424
Interest		837,658	788,629
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional Amount			$ 913,482		$ 913,482
Number of series of development bonds | series			17	17	17	17
Financial assets at amortised cost			$ 102,492,032		$ 102,492,032
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 7,534,938	$ 7,094,180
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional Amount	$ 95,597,610
Interest rate	8.56275%